Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI included within AOCI of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.1	$—	$0.7	$—
States, municipalities and political subdivisions	13.0	1.9	—	14.9	—
Foreign governments	8.4	2.4	—	10.8	—
Asset-backed	102.1	0.7	(0.4)	102.4	—
Commercial mortgage-backed	5.0	—	—	5.0	—
Residential mortgage-backed	31.8	2.1	—	33.9	0.6
U.S. corporate	491.3	154.8	—	646.1	11.6
Foreign corporate	108.6	34.3	—	142.9	—
Total fixed maturity securities	$760.8	$196.3	$(0.4)	$956.7	$12.2

	December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$10.8	$0.1	$—	$10.9	$—
States, municipalities and political subdivisions	13.0	0.9	—	13.9	—
Foreign governments	8.4	1.2	—	9.6	—
Asset-backed	80.4	0.1	(1.8)	78.7	—
Commercial mortgage-backed	3.5	—	(0.2)	3.3	—
Residential mortgage-backed	37.0	1.6	(0.4)	38.2	1.0
U.S. corporate	497.8	91.1	(1.9)	587.0	10.0
Foreign corporate	123.1	19.5	(0.3)	142.3	—
Total fixed maturity securities	$774.0	$114.5	$(4.6)	$883.9	$11.0
(1) Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2019 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$11.2	$11.5
Due after one year through five years	32.5	35.2
Due after five years through ten years	118.8	147.3
Due after ten years	459.4	621.4
Total	621.9	815.4
Asset-backed	102.1	102.4
Commercial mortgage-backed	5.0	5.0
Residential mortgage-backed	31.8	33.9
Total	$760.8	$956.7

Schedule of Major Categories of Net Investment Income
Major categories of net investment income were as follows for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Fixed maturity securities	$47.5	$49.7	$52.4
Equity securities	4.6	5.1	5.4
Commercial mortgage loans on real estate	2.9	3.8	5.6
Policy loans	0.3	0.4	0.4
Other investments	5.3	7.0	2.5
Cash and cash equivalents	0.1	0.1	—
Total investment income	60.7	66.1	66.3
Investment expenses	(1.4)	(1.5)	(2.1)
Net investment income	$59.3	$64.6	$64.2

Summary of Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale fixed maturities (and equity securities from 2017 prior to the previously described fair value change in accounting) and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	For the Years Ended December 31,
	2019	2018	2017
Proceeds from sales	$93.7	$177.7	$218.7

Gross realized gains	$3.5	$6.9	$7.7
Gross realized losses	(0.9)	(2.6)	(0.4)
Net realized gains	$2.6	$4.3	$7.3

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments
The following table sets forth the net realized gains (losses), including OTTI, recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$2.6	$4.3	$6.1
Equity securities	8.3	(6.1)	0.2
Commercial mortgage loans on real estate	—	0.4	1.3
Other investments	(1.5)	—	2.2
Total net realized gains (losses) related to sales and other	9.4	(1.4)	9.8
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	—	—	(0.1)
Total net realized losses related to other-than-temporary impairments	—	—	(0.1)
Total net realized gains (losses)	$9.4	$(1.4)	$9.7

Schedule of Unrealized Gains on Equity Securities
The following table sets forth the portion of unrealized gains (losses) related to equity securities for the year ended December 31, 2019:

	Years Ended December 31,
	2019	2018
Net gains (losses) recognized on equity securities	$8.3	$(6.1)
Less: Net realized gains related to sales of equity securities	1.7	0.4
Total net unrealized gains (losses) on equity securities (1)	$6.6	$(6.5)
(1) Net unrealized gains (losses) for the years ended December 31, 2019 and 2018 are required to be reported through the income statement in accordance with the 2018 accounting guidance on financial instruments.

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2019	2018	2017
Balance, beginning of year	$10.4	$10.7	$11.1
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.4)	(0.3)	(0.3)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	—	(0.1)
Balance, end of year	$10.0	$10.4	$10.7

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities, as applicable, as of December 31, 2019 and 2018 were as follows:

	December 31, 2019
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Asset-backed	$—	$—	$21.1	$(0.4)	$21.1	$(0.4)
Total fixed maturity securities	$—	$—	$21.1	$(0.4)	$21.1	$(0.4)

	December 31, 2018
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Asset-backed	$63.2	$(1.8)	$—	$—	$63.2	$(1.8)
Commercial mortgage-backed	$—	$—	$3.3	$(0.2)	$3.3	$(0.2)
Residential mortgage-backed	—	—	8.2	(0.4)	$8.2	(0.4)
U.S. corporate	40.5	(1.5)	2.5	(0.4)	$43.0	(1.9)
Foreign corporate	5.7	(0.3)	—	—	$5.7	(0.3)
Total fixed maturity securities	$109.4	$(3.6)	$14.0	$(1.0)	$123.4	$(4.6)

Schedule of Cost or Amortized Cost and Fair Value of Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2019 is shown below:

	Cost or Amortized Cost	Fair Value
Asset-backed	$21.4	$21.0

Summary of Loan-To-Value and Average Debt-Service Coverage Ratios
The following summarizes the carrying value and average debt-service coverage ratio for the Company’s mortgage loans that had loan-to-value ratios falling within the stated ranges as of the dates indicated:

	December 31, 2019
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$47.4	100.0%	2.37

	December 31, 2018
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$54.6	100.0%	1.96